LEASES - RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2020
Disclosure Of Leases [Abstract]
LEASES - RIGHT-OF-USE ASSETS AND LEASE LIABILITIES [Text Block]

9. LEASES - RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

All leases are accounted for in accordance with the IFRS 16, Leases.

A summary of the changes in right-of-use assets for the years ended December 31, 2020 and 2019 is as follows:

	Head office rent (5-year term)	Vehicles (3-year term)	Equipment (3-year term)	DeLamar office rent (5-year term)	Total
Balance, December 31, 2018	$929,022	$84,586	$—	$—	$1,013,608
Additions	6,616	36,521	157,027	—	200,164
Depreciation	(227,516)	(30,529)	(4,362)	—	(262,407)
Translation differences	—	(4,055)	—	—	(4,055)
Balance, December 31, 2019	$708,122	$86,523	$152,665	$—	$947,310
Additions	5,200	295,210	834	242,141	543,385
Depreciation	(227,515)	(87,940)	(51,310)	(33,631)	(400,396)
Translation differences	—	(1,705)	(3,010)	—	(4,715)
Balance, December 31, 2020	$485,807	$292,088	$99,179	$208,510	$1,085,584

A summary of the changes in lease liabilities for the years ended December 31, 2020 and 2019 is as follows:

	Head office rent	Vehicles	Equipment	DeLamar office rent	Total
Balance, December 31, 2018	$963,137	$80,157	$—	$—	$1,043,294
Short-term lease liabilities at initial recognition	—	13,040	52,342	—	65,382
Long-term lease liabilities at initial recognition	—	23,481	104,685	—	128,166
Payments - principal portion	(181,658)	(24,968)	(3,693)	—	(210,319)
Translation differences	—	(3,843)	—	—	(3,843)
Balance, December 31, 2019	$781,479	$87,867	$153,334	$—	$1,022,680
Short-term lease liabilities at initial recognition	—	88,005	—	84,310	172,315
Long-term lease liabilities at initial recognition	(2,642)	207,206	—	157,830	362,394
Payments - principal portion	(203,397)	(102,300)	(46,127)	(12,658)	(364,482)
Adjustments	2,126	—	—	—	2,126
Translation differences	—	(1,732)	(3,022)	—	(4,754)
Balance, December 31, 2020	$577,566	$279,046	$104,185	$229,482	$1,190,279

   Carrying lease liabilities amounts and the interest expense changes are as follows:

	Current lease liabilities	Long-term lease liabilities	Total lease liabilities	Interest expenses
Balance, December 31, 2018	$241,645	$801,649	$1,043,294	$95,545
Balance, December 31, 2019	$305,638	$717,042	$1,022,680	$88,466
Balance, December 31, 2020	$470,713	$719,566	$1,190,279	$92,271

The Company subleased a portion of its head office to three companies for a rent income of $64,425 in the current year ended December 31, 2020 (December 31, 2019 - $90,000). The income is recognized in the statement of operations and comprehensive loss, under the "Rent income - sublease".

Operating Leases

The Company elected to apply recognition exemption under IFRS 16 on its short-term rent agreements related to its Reno office space and some equipment rentals. For the year ended December 31, 2020, the Company expensed $119,612 (December 31, 2019 - $136,079) related to these operating leases. The Reno office lease was terminated during the current year. The Company's short-term lease commitment as of December 31, 2020 was $15,877 (December 31, 2019 - $90,122).